Share-based Compensation (Fair Value of Share Options, Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions [Abstract]
Risk-free interest rate, minimum	3.40%	2.83%
Risk-free interest rate, maximum	4.02%	3.35%
Expected life (years)	6 years 4 months 6 days	6 years 4 months 6 days
Volatility, minimum	46.04%	46.98%
Volatility, maximum	46.68%	74.00%
Dividend yield	0.00%	0.00%